Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Austria (0.5%)
	Erste Group Bank AG	708,626	26,783
	OMV AG	305,834	13,779
	Verbund AG	142,622	11,817
[1]	BAWAG Group AG	172,877	8,422
	voestalpine AG	243,857	8,058
	ANDRITZ AG	149,702	7,904
	Wienerberger AG	228,846	7,516
*	Raiffeisen Bank International AG	278,585	4,505
	CA Immobilien Anlagen AG	89,382	2,850
	Mayr Melnhof Karton AG	18,519	2,827
	Oesterreichische Post AG	71,256	2,599
	Telekom Austria AG Class A	294,794	2,244
	Vienna Insurance Group AG Wiener Versicherung Gruppe	83,657	2,238
*	Lenzing AG	41,434	2,086
	AT&S Austria Technologie & Systemtechnik AG	53,426	2,018
	UNIQA Insurance Group AG	240,235	1,962
	DO & CO AG	14,187	1,917
	EVN AG	76,963	1,824
	Schoeller-Bleckmann Oilfield Equipment AG	22,808	1,382
*	IMMOFINANZ AG	67,617	1,357
	Strabag SE	26,454	1,110
	Palfinger AG	30,780	902
	Flughafen Wien AG	11,626	594
	Porr AG	31,098	434
	Agrana Beteiligungs AG	23,831	425
*	S IMMO AG (XWBO)	9,861	134
*,2	S IMMO AG Rights Exp. 8/11/23	98,039	—
			117,687
Belgium (1.6%)
	Anheuser-Busch InBev SA	1,867,279	106,819
*	Argenx SE	125,089	63,000
	KBC Group NV	529,442	39,848
	UCB SA	260,862	23,099
	Solvay SA	150,194	18,038
	Groupe Bruxelles Lambert NV	207,601	16,797
	Ageas SA	355,055	15,031
	Umicore SA	439,077	13,003
	Warehouses De Pauw CVA	337,316	9,967
	Elia Group SA	80,837	9,953
	D'ieteren Group	48,738	8,512
	Ackermans & van Haaren NV	47,923	8,344
	Sofina SA	32,442	7,714

		Shares	Market Value ($000)
	Aedifica SA	101,034	6,939
	Lotus Bakeries NV	864	6,914
	Cofinimmo SA	70,389	5,509
	Melexis NV	42,928	4,628
	Euronav NV	264,270	4,342
	Etablissements Franz Colruyt NV	104,681	3,990
	Barco NV	151,811	3,533
	KBC Ancora	75,181	3,518
	Bekaert SA	71,505	3,413
	Montea NV	31,307	2,537
	Shurgard Self Storage Ltd. (XBRU)	54,873	2,504
	Proximus SADP	301,542	2,312
	VGP NV	21,375	2,282
	Fagron	127,570	2,270
	Xior Student Housing NV	65,280	2,036
	Gimv NV	42,983	1,985
	Deme Group NV	14,966	1,982
	Tessenderlo Group SA	48,265	1,619
	Retail Estates NV	23,714	1,514
	Kinepolis Group NV	28,478	1,388
*	Ontex Group NV	143,904	1,233
	bpost SA	210,292	1,013
*	AGFA-Gevaert NV	271,940	699
	Econocom Group SA	206,070	593
	Van de Velde NV	11,661	436
	Wereldhave Belgium Comm VA	5,568	296
	Telenet Group Holding NV	9,869	226
			409,836
Denmark (4.4%)
	Novo Nordisk A/S Class B	3,375,366	544,285
	DSV A/S	382,616	76,577
*	Vestas Wind Systems A/S	2,172,039	58,094
*	Genmab A/S	140,911	58,084
[1]	Orsted A/S	405,836	35,316
	Danske Bank A/S	1,427,375	33,893
	Coloplast A/S Class B	251,644	31,281
	Carlsberg A/S Class B	198,521	29,775
	Novozymes A/S Class B	429,303	21,531
	AP Moller - Maersk A/S Class B	9,757	20,043
	Pandora A/S	182,590	18,265
	Chr Hansen Holding A/S	221,718	16,754
	Tryg A/S	746,409	14,737
	AP Moller - Maersk A/S Class A	6,154	12,373
	Royal Unibrew A/S	106,689	9,221
	SimCorp A/S	84,572	9,068
	Ringkjoebing Landbobank A/S	58,603	8,340
*	GN Store Nord A/S	311,495	8,306
*	Demant A/S	205,192	8,166
*	Jyske Bank A/S (Registered)	98,927	7,483
	ISS A/S	329,206	6,652
*	NKT A/S	116,403	6,651
	Sydbank A/S	122,445	5,872
*	Ambu A/S Class B	395,762	5,839
	FLSmidth & Co. A/S	122,071	5,776
	ROCKWOOL A/S Class B	18,767	5,048
*	Zealand Pharma A/S	125,465	4,354
	Topdanmark A/S	91,678	4,156
*	Bavarian Nordic A/S	167,279	3,589

		Shares	Market Value ($000)
*,1	Netcompany Group A/S	69,865	3,243
*	ALK-Abello A/S	283,884	3,091
	Alm Brand A/S	1,817,745	2,897
	Spar Nord Bank AS Class B	172,474	2,742
	H Lundbeck A/S	548,802	2,724
	D/S Norden A/S	48,284	2,419
	Dfds A/S	64,176	2,301
*	Chemometec A/S	33,855	2,272
	Schouw & Co. A/S	27,578	2,188
[1]	Scandinavian Tobacco Group A/S	120,622	2,098
*	NTG Nordic Transport Group A/S	31,436	1,962
	Torm plc Class A	63,388	1,560
	H Lundbeck A/S Shares A	124,066	556
			1,099,582
Finland (1.8%)
	Nordea Bank Abp	5,654,691	64,002
	Sampo OYJ Class A	1,027,431	45,275
	Nokia OYJ	11,364,608	44,674
	UPM-Kymmene OYJ	1,152,473	38,156
	Kone OYJ Class B	705,038	36,163
	Neste OYJ	896,522	33,006
	Nordea Bank Abp (XHEL)	1,717,812	19,449
	Elisa OYJ	306,749	16,002
	Metso OYJ	1,374,568	15,621
	Stora Enso OYJ Class R	1,245,438	15,268
	Wartsila OYJ Abp	1,045,357	13,133
	Fortum OYJ	937,963	12,697
	Kesko OYJ Class B	581,573	11,637
	Valmet OYJ	354,204	9,396
	Orion OYJ Class B	224,608	8,632
	Huhtamaki OYJ	200,268	7,119
	Konecranes OYJ	152,451	5,541
	Cargotec OYJ Class B	104,748	5,003
	TietoEVRY OYJ (XHEL)	175,403	4,475
	Kojamo OYJ	418,349	4,087
	Outokumpu OYJ	781,319	4,042
	Kemira OYJ	243,692	3,822
	Uponor OYJ	116,750	3,694
*	QT Group OYJ	42,092	3,491
	Metsa Board OYJ Class B	369,440	2,981
	Nokian Renkaat OYJ	265,678	2,471
	Revenio Group OYJ	49,524	1,752
	Tokmanni Group Corp.	103,556	1,599
[1]	Terveystalo OYJ	164,535	1,336
	Sanoma OYJ	158,019	1,250
	Citycon OYJ	166,803	1,035
	TietoEVRY OYJ	38,768	990
	YIT OYJ	346,487	836
*	Finnair OYJ	1,287,895	797
	F-Secure OYJ	228,927	564
	Raisio OYJ Class V	239,697	507
*,2	Ahlstrom-Munksjo OYJ Rights	19,422	381
	Oriola OYJ Class B	248,994	303
			441,187
France (17.0%)
	LVMH Moet Hennessy Louis Vuitton SE	533,623	495,612
	TotalEnergies SE	4,884,529	296,767

		Shares	Market Value ($000)
	Sanofi	2,347,806	250,475
	Schneider Electric SE	1,151,289	205,358
	Airbus SE	1,263,378	186,096
	Hermes International	73,674	163,060
	BNP Paribas SA	2,378,986	156,889
	L'Oreal SA Loyalty Shares	333,079	154,918
	EssilorLuxottica SA	648,440	130,450
	Air Liquide SA Loyalty Shares	725,242	130,394
	Vinci SA	1,056,850	124,124
	Safran SA	747,476	124,091
	AXA SA	3,835,455	117,897
	Pernod Ricard SA	442,107	97,472
	Kering SA	154,861	88,916
	Danone SA	1,345,273	82,151
	STMicroelectronics NV	1,404,841	75,140
	L'Oreal SA (XPAR)	151,200	70,325
	Cie de Saint-Gobain	1,007,343	68,128
	Air Liquide SA (XPAR)	353,079	63,482
	Capgemini SE	347,855	63,038
	Dassault Systemes SE	1,444,089	61,718
	Legrand SA	575,949	57,742
	Cie Generale des Etablissements Michelin SCA	1,512,536	49,531
	Orange SA	4,139,853	46,796
	Veolia Environnement SA	1,374,243	44,744
	Societe Generale SA	1,493,779	40,626
	Publicis Groupe SA	493,942	39,824
	Engie SA Loyalty Shares	2,216,318	36,359
	Edenred	538,854	34,999
	Thales SA	214,061	32,021
	Credit Agricole SA	2,369,255	29,415
	Carrefour SA	1,273,368	25,456
*,1	Worldline SA	527,346	20,904
	Engie SA (XPAR)	1,243,379	20,398
	Alstom SA	662,955	20,300
[3]	Eurofins Scientific SE	263,656	18,133
	Teleperformance	124,667	18,082
	Renault SA	410,817	18,044
	Bureau Veritas SA	614,624	16,880
	Eiffage SA	156,857	16,319
	Sartorius Stedim Biotech	51,673	16,167
	Bouygues SA	448,813	16,077
	Accor SA	395,887	14,938
	Bollore SE	2,130,267	13,469
	Arkema SA	124,799	13,458
	Vivendi SE	1,502,631	13,416
[1]	Euronext NV	174,771	13,302
	Getlink SE	756,456	13,297
*,3	Unibail-Rodamco-Westfield	221,892	12,573
	Rexel SA	512,356	12,359
	Gecina SA	111,478	12,052
	Klepierre SA	447,736	11,885
	Sodexo SA ACT Loyalty Shares	103,308	10,597
*	SOITEC	53,421	10,499
	Valeo	447,223	10,109
	BioMerieux	92,493	9,929
	SCOR SE	324,301	9,692
	Dassault Aviation SA	49,527	9,621
	Aeroports de Paris	69,116	9,544

		Shares	Market Value ($000)
	Ipsen SA	74,076	9,336
*	Remy Cointreau SA	52,371	8,990
	Alten SA	62,357	8,982
	Gaztransport Et Technigaz SA Class B	71,448	8,714
	Elis SA	401,153	8,288
	SPIE SA	276,040	8,286
[1]	La Francaise des Jeux SAEM	214,196	8,177
[1]	Amundi SA	122,416	7,512
*	Forvia	287,105	7,215
*	Ubisoft Entertainment SA	207,772	6,988
	Sodexo SA (XPAR)	66,029	6,773
	Sopra Steria Group SACA	30,685	6,672
	Technip Energies NV	291,796	6,651
[1]	Verallia SA	149,931	6,646
	L'Oreal SA Loyalty Line 2024	14,264	6,634
	Nexans SA	72,351	6,423
	Wendel SE	58,356	5,761
	Air Liquide SA	29,404	5,287
	SES SA Class A	806,878	5,227
	Covivio SA	107,561	5,193
	Rubis SCA	201,574	4,970
[1]	Neoen SA	146,745	4,825
*	Vallourec SA	352,712	4,602
	SEB SA Loyalty Shares	39,824	4,458
*	Air France-KLM	2,448,205	4,228
	IPSOS	82,800	4,139
	Coface SA	227,606	3,334
	Eurazeo Prime De Fidelite	52,757	3,221
	Societe BIC SA	51,953	3,176
[1]	ALD SA	292,940	3,112
	Interparfums SA	41,308	2,982
*	JCDecaux SE	157,705	2,955
	Imerys SA	84,483	2,934
	Virbac SA	9,295	2,863
	ICADE	69,894	2,848
	Rothschild & Co.	60,066	2,552
	Trigano SA	17,390	2,546
	Eurazeo SE (XPAR)	38,410	2,345
	Cie Plastic Omnium SA	117,675	2,292
*,3	SES-imagotag SA	16,650	2,153
*	Atos SE	205,262	2,132
	Carmila SA	128,593	2,084
	Engie SA	126,028	2,068
[3]	Eutelsat Communications SA	297,432	2,004
	Sodexo Inc.	19,189	1,968
	Metropole Television SA	137,438	1,941
	Television Francaise 1	228,543	1,869
	Mersen SA	36,475	1,717
	Eramet SA	20,066	1,689
	Mercialys SA	194,055	1,680
	Quadient SA	74,284	1,656
*	Valneva SE	214,171	1,608
	ARGAN SA	21,054	1,590
	Nexity SA	90,989	1,541
*	ID Logistics Group	5,301	1,520
*,1	X-Fab Silicon Foundries SE	114,652	1,390
*	Voltalia SA (Registered)	79,765	1,386
	Cie de L'Odet SE	819	1,382

		Shares	Market Value ($000)
*	Forvia (XPAR)	55,022	1,379
	PEUGEOT Investment	10,969	1,293
	Beneteau SA	75,544	1,233
	Derichebourg SA	197,251	1,216
*	Euroapi SA	100,826	1,177
	Vicat SA	31,825	1,082
[3]	Clariane SE	136,552	1,063
*	CGG SA	1,502,016	1,057
	Antin Infrastructure Partners SA	57,885	1,040
[1]	Maisons du Monde SA	87,231	916
	Vetoquinol SA	8,138	826
	Altarea SCA	8,807	823
	Fnac Darty SA	22,091	770
	Equasens	8,146	750
	Lagardere SA	32,498	745
	Manitou BF SA	25,620	740
	Eurazeo SE Prime Fidelite 2024	12,115	740
*,1	SMCP SA	92,127	691
	SEB SA (XPAR)	5,774	646
*,1	Elior Group SA	236,074	602
	Lisi SA	21,296	557
	Etablissements Maurel et Prom SA	115,518	545
	Jacquet Metals SACA	26,881	536
*,3	OVH Groupe SAS	46,774	528
	GL Events	25,678	520
	Bonduelle SCA	33,016	393
*	Believe SA Class B	30,059	365
	Boiron SA	5,440	301
	SEB Prime De Fidelite 2024	2,385	267
	LISI	9,389	245
*,3	Casino Guichard Perrachon SA	83,035	216
*,1	Aramis Group SAS	36,824	194
[2]	Vilmorin & Cie SA	1,927	135
*,3	Orpea SA	53,675	104
	Lisi SA Prime De Fidelite	3,373	88
			4,291,356
Germany (12.5%)
	SAP SE	2,366,236	322,782
	Siemens AG (Registered)	1,506,669	256,800
	Allianz SE (Registered)	857,085	204,843
	Deutsche Telekom AG (Registered)	7,297,043	159,085
	Mercedes-Benz Group AG	1,853,800	148,050
	Bayer AG (Registered)	2,120,591	124,020
	Infineon Technologies AG	2,810,970	123,501
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	296,995	111,803
	DHL Group	2,032,059	104,495
	BASF SE	1,918,898	102,874
	Bayerische Motoren Werke AG (XETR)	673,208	82,098
	Deutsche Boerse AG	396,702	76,009
	adidas AG	356,236	71,919
	RWE AG	1,536,367	66,123
	E.ON SE	4,781,096	60,482
	Volkswagen AG Preference Shares	432,180	57,253
	Merck KGaA	278,454	48,931
	Deutsche Bank AG (Registered)	4,352,870	48,252
	Daimler Truck Holding AG	1,037,151	38,925
[1]	Siemens Healthineers AG	596,381	34,652

		Shares	Market Value ($000)
	Vonovia SE	1,464,185	34,116
	Symrise AG Class A	280,374	30,626
	Fresenius SE & Co. KGaA	886,129	27,809
	Beiersdorf AG	214,722	27,808
	Hannover Rueck SE Class A	129,309	27,591
	Henkel AG & Co. KGaA Preference Shares	355,806	27,456
	MTU Aero Engines AG	116,233	27,142
	Commerzbank AG	2,241,331	26,810
	Rheinmetall AG	93,449	26,469
	Brenntag SE	332,913	25,829
	Heidelberg Materials AG	301,568	24,441
	Fresenius Medical Care AG & Co. KGaA	437,771	22,735
*	QIAGEN NV	474,276	22,254
	Sartorius AG Preference Shares	52,984	21,860
*,1	Covestro AG	381,206	20,478
	Continental AG	233,116	18,612
*,1	Delivery Hero SE	406,366	18,445
*	Siemens Energy AG	1,021,959	17,314
*,1	Zalando SE	468,815	16,186
	Henkel AG & Co. KGaA (XTER)	218,127	15,243
	GEA Group AG	349,338	14,827
	Puma SE	214,341	14,485
	Bayerische Motoren Werke AG Preference Shares	127,810	14,360
*	Deutsche Lufthansa AG (Registered)	1,287,088	12,982
*	LEG Immobilien SE (XETR)	160,359	11,338
[1]	Scout24 SE	157,593	10,418
	Volkswagen AG	63,810	10,198
	Knorr-Bremse AG	142,773	10,042
*	HelloFresh SE	348,462	9,936
	HUGO BOSS AG	122,616	9,901
	AIXTRON SE	230,053	9,127
	Carl Zeiss Meditec AG (Bearer)	78,714	9,121
	Evonik Industries AG	439,408	9,101
*	Evotec SE	339,276	8,937
	Gerresheimer AG	74,810	8,861
	CTS Eventim AG & Co. KGaA	126,750	8,650
	Nemetschek SE	116,896	8,506
	thyssenkrupp AG	1,066,269	8,477
	K&S AG (Registered)	413,758	7,900
	Bechtle AG	177,534	7,814
	Rational AG	10,283	7,697
	Talanx AG	115,103	7,049
	KION Group AG	155,722	6,525
	Freenet AG	255,791	6,332
	LANXESS AG	186,525	6,291
	Aurubis AG	64,973	6,116
	FUCHS SE Preference Shares	146,972	6,084
	Telefonica Deutschland Holding AG	1,951,504	5,258
*,1	TeamViewer SE	300,830	5,114
	Wacker Chemie AG	32,544	5,057
	HOCHTIEF AG	45,430	4,475
	Sixt SE (XETR)	34,574	4,169
*	Fraport AG Frankfurt Airport Services Worldwide	76,518	4,043
*	Encavis AG	234,192	3,927
	Siltronic AG	44,458	3,914
	Hella GmbH & Co. KGaA	48,934	3,878
	Hensoldt AG	113,184	3,848
*,3	Nordex SE Class B	270,618	3,824

		Shares	Market Value ($000)
	Krones AG	31,633	3,812
*	TAG Immobilien AG	331,367	3,725
	RTL Group SA	82,844	3,578
[3]	ProSiebenSat.1 Media SE	359,657	3,575
	Jenoptik AG	108,905	3,522
*	Vitesco Technologies Group AG Class A	39,134	3,347
[1]	Befesa SA	86,118	3,300
	Duerr AG	105,082	3,279
*	Software AG (XETR)	90,615	3,168
	Stabilus SE	53,046	3,024
	Suedzucker AG	166,543	2,883
	Salzgitter AG	82,580	2,862
	Fielmann AG	52,733	2,709
	Deutsche Wohnen SE	105,354	2,643
[1]	DWS Group GmbH & Co. KGaA	75,102	2,637
	CompuGroup Medical SE & Co. KGaA	51,431	2,612
	Stroeer SE & Co. KGaA	53,714	2,598
	United Internet AG (Registered)	171,135	2,562
*	METRO AG	281,236	2,445
	FUCHS SE	73,600	2,429
	Traton SE	107,886	2,357
*	Aroundtown SA	1,483,063	2,304
	Kontron AG	102,214	2,223
[1,3]	Deutsche Pfandbriefbank AG	266,464	2,218
*	MorphoSys AG	73,999	2,166
*,1,3	Auto1 Group SE	197,838	2,132
[3]	VERBIO Vereinigte BioEnergie AG	43,470	2,119
	Atoss Software AG	8,589	2,086
	CANCOM SE	72,380	2,084
	Bilfinger SE	55,422	2,007
*	Hypoport SE	9,353	1,952
	Sixt SE Preference Shares	26,109	1,939
*	Grand City Properties SA	221,752	1,829
*,1,3	Redcare Pharmacy NV	15,620	1,811
*	flatexDEGIRO AG	181,274	1,787
	Dermapharm Holding SE	36,559	1,786
*	SMA Solar Technology AG	18,707	1,783
	Sartorius AG	5,055	1,658
	Synlab AG	167,026	1,654
*,3	Nagarro SE	16,786	1,590
	GRENKE AG	56,983	1,572
	Hornbach Holding AG & Co. KGaA	18,261	1,477
	Kloeckner & Co. SE	157,743	1,475
	KWS Saat SE & Co. KGaA	22,626	1,424
	Wacker Neuson SE	54,256	1,407
	Deutz AG	255,294	1,405
	PNE AG	90,887	1,331
	BayWa AG	30,236	1,267
	Norma Group SE	70,033	1,236
	Eckert & Ziegler Strahlen- und Medizintechnik AG Class B	30,756	1,217
*	CECONOMY AG	391,843	1,174
	Energiekontor AG	13,124	1,140
	Indus Holding AG	42,339	1,133
	1&1 AG	96,858	1,104
	Draegerwerk AG & Co. KGaA Preference Shares	21,102	1,060
	GFT Technologies SE	36,539	1,060
[3]	Deutsche Beteiligungs AG	30,425	1,014
	Takkt AG	70,508	1,013

		Shares	Market Value ($000)
*	SUSE SA	83,490	983
	PATRIZIA SE	88,965	910
	Adesso SE	7,496	875
*,3	SGL Carbon SE	102,731	860
	STRATEC SE	15,045	844
	Vossloh AG	18,514	830
*	Adtran Networks SE	37,575	826
[3]	Secunet Security Networks AG	3,101	711
	Hamburger Hafen und Logistik AG	53,670	705
	New Work SE	5,928	698
*,3	Varta AG	30,386	690
	Wuestenrot & Wuerttembergische AG	39,063	676
	Deutsche EuroShop AG	25,499	622
[3]	DIC Asset AG	120,319	593
	ElringKlinger AG	64,810	556
*	About You Holding SE	75,190	535
	Software AG	15,157	520
	Bertrandt AG	9,612	505
	CropEnergies AG	43,635	439
[3]	Basler AG	24,731	406
[1]	Instone Real Estate Group SE	33,627	234
	Elmos Semiconductor SE	1,927	172
	Draegerwerk AG & Co. KGaA (XETR)	3,790	168
*	Ionos SE	3,747	58
			3,157,823
Ireland (0.4%)
	Kerry Group plc Class A	332,321	33,017
	Kingspan Group plc	325,675	26,140
	Bank of Ireland Group plc	2,304,965	24,319
	AIB Group plc	2,717,237	12,781
	Glanbia plc (XDUB)	386,177	5,991
*	Dalata Hotel Group plc	479,931	2,245
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			104,493
Italy (4.3%)
[3]	Enel SpA	16,755,808	115,535
	UniCredit SpA	3,992,462	101,090
	Intesa Sanpaolo SpA	33,341,368	96,412
	Ferrari NV	255,245	81,828
	Eni SpA	4,748,206	72,490
	Assicurazioni Generali SpA	2,899,180	61,754
	Stellantis NV	2,604,781	53,445
	Stellantis NV (XNYS)	1,684,979	34,589
	Moncler SpA	440,046	31,760
	CNH Industrial NV	2,102,335	30,364
	Terna - Rete Elettrica Nazionale	3,045,046	25,728
	Snam SpA	4,768,782	25,068
	Prysmian SpA	569,938	22,726
	FinecoBank Banca Fineco SpA	1,314,189	20,406
	Mediobanca Banca di Credito Finanziario SpA	1,357,016	18,084
	Tenaris SA	1,006,032	16,718
	Banco BPM SpA	2,943,251	14,728
	Davide Campari-Milano NV	1,072,554	14,425
	Leonardo SpA	862,153	11,673
[1]	Poste Italiane SpA	981,628	11,214
	Recordati Industria Chimica e Farmaceutica SpA	209,004	10,793
*,1	Nexi SpA	1,196,633	10,363

		Shares	Market Value ($000)
[1]	Infrastrutture Wireless Italiane SpA	764,346	9,585
	Amplifon SpA	277,512	9,389
	Interpump Group SpA	171,927	9,354
*,3	Telecom Italia SpA (MTAA)	29,235,719	8,428
	BPER Banca	2,268,879	7,851
	A2A SpA	3,272,640	6,244
	Italgas SpA	1,058,180	6,235
	Brunello Cucinelli SpA	73,300	6,198
[1,3]	Pirelli & C SpA	1,048,546	5,590
	Azimut Holding SpA	229,790	5,426
	Buzzi SpA	185,275	5,265
	Reply SpA	48,337	5,237
	Hera SpA	1,682,553	5,224
	DiaSorin SpA	45,796	5,138
	Unipol Gruppo SpA	920,800	5,127
	Banca Mediolanum SpA	516,483	5,019
[1]	BFF Bank SpA	398,737	4,501
	Brembo SpA	311,850	4,414
	Banca Generali SpA	115,223	4,316
	Banca Popolare di Sondrio SpA	831,329	4,016
*	Iveco Group NV	421,805	4,001
	De' Longhi SpA	149,006	3,781
*	Saipem SpA	2,281,224	3,653
	ERG SpA	119,590	3,438
	Iren SpA	1,386,716	2,810
[1]	Carel Industries SpA	93,900	2,688
[1]	Technogym SpA	285,748	2,636
*	Banca Monte dei Paschi di Siena SpA	884,750	2,555
	UnipolSai Assicurazioni SpA	926,381	2,381
[1]	Enav SpA	533,916	2,296
	SOL SpA	79,201	2,236
	Salvatore Ferragamo SpA	136,059	2,216
*	Telecom Italia SpA	7,691,838	2,157
	Tamburi Investment Partners SpA	220,703	2,141
	Sesa SpA	15,828	1,854
	Saras SpA	1,274,436	1,822
[1]	Anima Holding SpA	468,001	1,803
	Danieli & C Officine Meccaniche SpA	90,399	1,737
	Credito Emiliano SpA	169,830	1,452
	Piaggio & C SpA	360,336	1,417
	Maire Tecnimont SpA	338,552	1,391
	El.En. SpA	112,660	1,338
	Webuild SpA (MTAA)	665,186	1,302
	Gruppo MutuiOnline SpA	33,860	1,212
	Salcef Group SpA	45,427	1,175
	Zignago Vetro SpA	65,341	1,171
	Sanlorenzo SpA Class B	29,893	1,161
	ACEA SpA	92,653	1,135
[1]	RAI Way SpA	197,780	1,126
	MARR SpA	69,729	1,084
	Banca IFIS SpA	53,979	953
*,1	GVS SpA	146,092	926
	Cementir Holding NV	96,642	912
*	Tod's SpA	19,451	883
	Italmobiliare SpA	32,131	883
[3]	MFE-MediaForEurope NV Class A	1,572,705	832
	Tinexta SpA	41,682	778
*,3	Juventus Football Club SpA	2,019,182	759

		Shares	Market Value ($000)
	Arnoldo Mondadori Editore SpA	275,792	650
[1]	doValue SpA	126,558	632
*,3	Fincantieri SpA	998,849	573
	Danieli & C Officine Meccaniche SpA (MTAA)	23,105	572
[3]	MFE-MediaForEurope NV Class B	606,315	468
	Biesse SpA	29,449	397
	Alerion Cleanpower SpA	12,215	382
	Immobiliare Grande Distribuzione SIIQ SpA	121,169	335
	Datalogic SpA	35,409	263
	Rizzoli Corriere Della Sera Mediagroup SpA	257,486	204
*,3	Webuild SpA Warrants Exp. 2/8/30	61,413	44
			1,076,365
Netherlands (6.7%)
	ASML Holding NV	850,171	608,951
	Prosus NV	1,527,818	120,862
*,1	Adyen NV	63,536	117,924
	ING Groep NV	7,582,848	110,684
	Koninklijke Ahold Delhaize NV	2,071,157	71,390
	Wolters Kluwer NV	537,097	67,447
	Heineken NV	604,344	59,154
	ASM International NV	100,842	47,908
	Universal Music Group NV	1,615,097	41,427
	Koninklijke Philips NV	1,991,398	41,369
	DSM-Firmenich AG	375,130	41,350
	Akzo Nobel NV	368,236	31,502
	ArcelorMittal SA	1,007,118	29,128
	Koninklijke KPN NV	6,878,839	24,889
	Heineken Holding NV	285,744	23,424
	NN Group NV	609,325	23,358
	EXOR NV	226,325	21,149
	Aegon NV	3,785,111	20,547
	BE Semiconductor Industries NV	165,008	19,702
	IMCD NV	122,829	18,612
[1]	ABN AMRO Bank NV GDR	853,217	14,507
	ASR Nederland NV	313,404	14,206
	Randstad NV	236,296	13,843
	Aalberts NV	208,322	9,400
[1]	Signify NV	270,546	8,506
*,1,3	Just Eat Takeaway.com NV	440,972	7,911
	JDE Peet's NV	259,743	7,839
	Arcadis NV	155,339	6,810
	OCI NV	208,432	5,940
	Koninklijke Vopak NV	140,524	5,298
*	InPost SA	441,226	5,273
	SBM Offshore NV	333,808	4,850
	Allfunds Group plc	728,973	4,753
	TKH Group NV	88,216	4,603
*,3	Galapagos NV	104,978	4,412
*	Fugro NV	240,250	4,284
*,1,3	Basic-Fit NV	111,972	3,780
*,1,3	Alfen NV	46,738	3,243
[1]	CTP NV	221,940	3,041
	Corbion NV	127,792	3,003
	APERAM SA	91,216	2,879
	AMG Critical Materials NV	68,237	2,790
	Eurocommercial Properties NV	109,664	2,772
	PostNL NV	801,901	1,628
	Wereldhave NV	87,851	1,570

		Shares	Market Value ($000)
	Sligro Food Group NV	73,272	1,415
[3]	Majorel Group Luxembourg SA Class B	43,829	1,400
*	TomTom NV	141,286	1,234
	Flow Traders Ltd.	55,571	1,209
	Koninklijke BAM Groep NV	516,432	1,202
	Vastned Retail NV	35,638	795
	NSI NV	37,750	794
	Brunel International NV	44,248	616
[1]	B&S Group Sarl	49,140	216
*,3	Ebusco Holding NV	18,170	161
	Van Lanschot Kempen NV	3,599	118
			1,697,078
Norway (1.4%)
	Equinor ASA	1,987,625	60,798
	DNB Bank ASA	2,214,349	45,632
	Norsk Hydro ASA	2,856,161	18,706
	Aker BP ASA	659,277	18,468
	Mowi ASA	957,817	16,838
	Telenor ASA	1,347,584	14,426
	Yara International ASA	350,410	14,311
	Orkla ASA	1,639,455	12,937
	Storebrand ASA	997,642	8,720
	TOMRA Systems ASA	505,130	7,784
	Kongsberg Gruppen ASA	160,939	6,983
	Subsea 7 SA	509,680	6,850
	Bakkafrost P/F	109,683	6,383
	Salmar ASA	136,055	6,286
*	Nordic Semiconductor ASA	403,941	5,949
	Gjensidige Forsikring ASA	364,913	5,761
	SpareBank 1 SR-Bank ASA	379,693	4,900
*,3	NEL ASA	3,385,851	4,592
*	Adevinta ASA	593,984	4,394
*,3	Borr Drilling Ltd.	488,300	4,165
	Schibsted ASA Class B	203,818	3,997
	SpareBank 1 SMN	277,872	3,894
*,1	AutoStore Holdings Ltd.	1,546,535	3,857
	Borregaard ASA	215,744	3,521
	Schibsted ASA Class A	162,195	3,475
	TGS ASA	256,346	3,422
	Aker ASA Class A	51,132	3,251
	Hafnia Ltd.	526,134	2,860
*	Kahoot! ASA	807,370	2,777
	Var Energi ASA	869,607	2,661
	Veidekke ASA	235,840	2,659
	Aker Solutions ASA	564,589	2,510
	Atea ASA	182,578	2,480
	Leroy Seafood Group ASA	549,594	2,287
[1]	Scatec ASA	256,838	2,147
[1]	Europris ASA	348,111	2,112
	FLEX LNG Ltd.	62,153	1,971
*,1	Crayon Group Holding ASA	174,747	1,861
[1]	BW LPG Ltd.	163,403	1,749
	Wallenius Wilhelmsen ASA	219,771	1,526
	MPC Container Ships ASA	802,110	1,496
	Austevoll Seafood ASA	187,021	1,404
[1]	Elkem ASA	567,270	1,346
	DNO ASA	1,151,120	1,249
[1]	Entra ASA	123,355	1,203

		Shares	Market Value ($000)
	Stolt-Nielsen Ltd.	47,731	1,180
*	Aker Carbon Capture ASA	711,869	1,080
	Bonheur ASA	42,741	1,074
	Grieg Seafood ASA	119,956	864
	Wilh Wilhelmsen Holding ASA Class A	29,745	812
	Sparebank 1 Oestlandet	62,157	781
	Hoegh Autoliners ASA	134,225	776
	Hexagon Composites ASA	255,344	762
	BW Offshore Ltd.	185,747	509
*	BW Energy Ltd.	155,438	462
	Arendals Fossekompani ASA	22,859	380
	Protector Forsikring ASA	22,240	363
*	Aker Horizons ASA	442,280	258
*	Hexagon Purus ASA	87,638	178
			346,077
Poland (0.6%)
	ORLEN SA	1,241,878	22,135
	Powszechna Kasa Oszczednosci Bank Polski SA	1,848,071	18,751
	Powszechny Zaklad Ubezpieczen SA	1,206,597	12,202
*,1	Dino Polska SA	103,779	11,557
	Bank Polska Kasa Opieki SA	338,301	9,989
	KGHM Polska Miedz SA	294,842	9,118
*,1	Allegro.eu SA	975,970	8,605
	LPP SA	2,376	8,173
*	Santander Bank Polska SA	63,678	6,318
	CD Projekt SA	141,511	5,774
*	KRUK SA	37,347	4,077
*	PGE Polska Grupa Energetyczna SA	1,872,633	3,983
*	mBank SA	27,558	3,290
*	Alior Bank SA	198,895	2,881
*	Pepco Group NV	318,344	2,743
	Orange Polska SA	1,424,444	2,622
	Asseco Poland SA	122,469	2,440
*	Bank Millennium SA	1,298,736	2,123
	Cyfrowy Polsat SA	524,038	2,112
*	Tauron Polska Energia SA	2,017,368	1,875
	Bank Handlowy w Warszawie SA	68,527	1,539
*	Enea SA	533,793	1,173
*	CCC SA	89,187	1,157
*	Jastrzebska Spolka Weglowa SA	113,001	1,154
*	AmRest Holdings SE	163,847	1,142
*	Grupa Azoty SA	98,572	663
	Warsaw Stock Exchange	56,564	537
	Ciech SA	30,587	366
*	Kernel Holding SA	47,085	160
			148,659
Portugal (0.3%)
	EDP - Energias de Portugal SA	6,479,591	30,272
	Jeronimo Martins SGPS SA	593,543	16,160
	Galp Energia SGPS SA	1,075,501	14,293
	EDP Renovaveis SA	534,679	10,213
*	Banco Comercial Portugues SA Class R	16,649,501	4,547
	REN - Redes Energeticas Nacionais SGPS SA	846,638	2,312
	Sonae SGPS SA	1,977,620	2,150
	Navigator Co. SA	547,575	1,919
	NOS SGPS SA	404,246	1,535
	CTT-Correios de Portugal SA	305,201	1,205

		Shares	Market Value ($000)
*,3	Greenvolt-Energias Renovaveis SA	135,907	949
	Corticeira Amorim SGPS SA	71,056	805
[3]	Altri SGPS SA	155,733	732
	Semapa-Sociedade de Investimento e Gestao	31,069	451
			87,543
Spain (3.9%)
	Iberdrola SA (XMAD)	13,080,093	163,260
	Banco Santander SA	34,557,657	140,037
	Banco Bilbao Vizcaya Argentaria SA	12,901,343	102,261
	Industria de Diseno Textil SA	2,264,203	86,669
	Amadeus IT Group SA	971,659	69,703
[1]	Cellnex Telecom SA	1,209,157	49,381
	Telefonica SA	10,829,697	46,143
	Repsol SA	2,774,425	42,358
	Ferrovial SE	1,019,423	33,783
	CaixaBank SA	8,143,524	32,942
[1]	Aena SME SA	151,491	24,192
	ACS Actividades de Construccion y Servicios SA	457,664	16,009
	Redeia Corp. SA	926,505	15,496
	Banco de Sabadell SA	12,111,389	14,926
	Endesa SA	681,570	14,608
*	Grifols SA	735,622	10,807
	Bankinter SA	1,476,512	9,553
	Enagas SA	536,184	9,515
	Naturgy Energy Group SA	294,753	8,987
	Acciona SA	49,445	7,412
	Merlin Properties Socimi SA	714,745	6,661
*	Grifols SA (XMAD) Class B	513,331	5,422
	Viscofan SA	83,451	5,418
	Fluidra SA	235,765	5,214
	Inmobiliaria Colonial Socimi SA	728,411	4,702
	Acerinox SA	420,680	4,429
	Mapfre SA	2,121,017	4,408
	Vidrala SA	39,697	4,042
	Indra Sistemas SA	269,439	3,919
	Corp. ACCIONA Energias Renovables SA	123,577	3,890
	Cia de Distribucion Integral Logista Holdings SA	134,635	3,746
	CIE Automotive SA	107,447	3,367
[1]	Unicaja Banco SA	2,678,839	3,127
	Ebro Foods SA	165,080	3,043
	Applus Services SA	280,277	3,007
	Sacyr SA	866,156	2,961
	Faes Farma SA	691,771	2,397
	Laboratorios Farmaceuticos Rovi SA	45,517	2,185
*	Solaria Energia y Medio Ambiente SA	130,243	2,037
[1]	Gestamp Automocion SA	335,420	1,628
*	Melia Hotels International SA	221,680	1,627
	Almirall SA	158,233	1,518
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,510,402	1,465
	Construcciones y Auxiliar de Ferrocarriles SA	39,630	1,351
[3]	Fomento de Construcciones y Contratas SA	96,640	1,282
	Pharma Mar SA	28,519	1,072
[1]	Global Dominion Access SA	231,389	974
	Prosegur Cia de Seguridad SA	502,124	923
*	Tecnicas Reunidas SA	95,248	918
	Lar Espana Real Estate Socimi SA	135,393	878
*,1	Neinor Homes SA	85,084	842
	Ence Energia y Celulosa SA	264,868	807

		Shares	Market Value ($000)
	Atresmedia Corp. de Medios de Comunicacion SA	181,320	752
[1]	Prosegur Cash SA	801,745	561
*	Distribuidora Internacional de Alimentacion SA	27,678,993	465
*,3	NH Hotel Group SA	51,716	250
			989,330
Sweden (5.1%)
	Atlas Copco AB Class A	5,441,892	77,307
	Investor AB Shares B	3,694,776	75,462
	Volvo AB Class B	3,176,818	70,076
	Assa Abloy AB Class B	2,098,636	50,457
[1]	Evolution AB	395,495	48,770
	Sandvik AB	2,325,291	47,233
	Hexagon AB Class B	4,562,599	44,238
	Skandinaviska Enskilda Banken AB Class A	3,496,040	42,380
	Atlas Copco AB Class B	3,268,617	40,364
	Swedbank AB Class A	2,176,439	39,920
	Essity AB Class B	1,317,102	32,659
	Telefonaktiebolaget LM Ericsson Class B	6,288,726	31,635
	Nibe Industrier AB Class B	3,131,092	28,204
	Svenska Handelsbanken AB Class A	3,210,087	28,184
	Epiroc AB Class A	1,347,763	26,909
	Alfa Laval AB	670,043	25,082
	H & M Hennes & Mauritz AB Class B	1,425,241	23,972
	Investor AB Shares A (XSTO)	903,327	18,345
	EQT AB	730,819	17,457
	Boliden AB	590,062	17,353
	Svenska Cellulosa AB SCA Class B	1,277,821	16,979
	SKF AB Class B	830,270	15,819
	Epiroc AB Class B	813,819	13,826
	Trelleborg AB Class B	484,731	12,905
	Indutrade AB	604,445	12,685
	Skanska AB Class B	770,437	12,288
	Volvo AB Class A	519,965	11,791
	Telia Co. AB	5,338,575	11,473
	Beijer Ref AB Class B	803,561	10,927
	Castellum AB	923,951	10,522
	Saab AB Class B	198,222	10,448
	Lifco AB Class B	489,041	9,860
	SSAB AB Class B	1,476,224	9,031
	Industrivarden AB Class C	318,254	9,016
	Getinge AB Class B	481,392	8,970
	Tele2 AB Class B	1,190,409	8,957
	Securitas AB Class B	1,046,444	8,907
	Husqvarna AB Class B	878,631	8,618
	Sagax AB Class B	371,635	8,252
	Holmen AB Class B	208,107	8,016
	Industrivarden AB Class A	272,155	7,728
	AddTech AB Class B	407,268	7,587
	AAK AB	373,271	7,175
*	Kinnevik AB Class B	515,444	7,035
[1]	Thule Group AB	224,934	7,024
	L E Lundbergforetagen AB Class B	157,916	6,959
*	Swedish Orphan Biovitrum AB	338,626	6,628
	Fortnox AB	1,068,192	6,556
*	Fastighets AB Balder Class B	1,347,529	6,288
	Elekta AB Class B	773,756	6,268
	Investment AB Latour Class B	309,372	6,234
[3]	Avanza Bank Holding AB	268,558	6,082

		Shares	Market Value ($000)
	Axfood AB	233,092	5,942
	Hexpol AB	531,440	5,765
	Electrolux AB Class B	463,284	5,722
*	Volvo Car AB Class B	1,151,590	5,692
	Nordnet AB publ	366,284	5,435
[1]	Dometic Group AB	693,679	5,169
	Lagercrantz Group AB Shares B	409,826	4,936
	Fabege AB	542,063	4,695
	Loomis AB Class B	153,510	4,478
	Wihlborgs Fastigheter AB	572,362	4,476
	Sweco AB Class B	432,531	4,454
*	Sectra AB Shares B	277,411	4,442
	Billerud Aktiebolag	458,166	3,907
[1]	Bravida Holding AB	439,082	3,529
*,1,3	Sinch AB	1,332,612	3,454
[3]	Hexatronic Group AB	422,486	3,201
	Vitec Software Group AB Shares B	55,899	3,184
	Mycronic AB	147,189	3,167
*	Betsson AB Class B	255,381	3,090
	Storskogen Group AB Class B	2,983,761	3,071
	Hemnet Group AB	166,732	2,954
	AFRY AB	210,311	2,919
	SSAB AB Class A	457,308	2,902
	Wallenstam AB Class B	737,592	2,876
[1]	Munters Group AB	225,496	2,862
	Hufvudstaden AB Class A	232,163	2,842
	Electrolux Professional AB Class B	489,003	2,755
	Catena AB	71,267	2,738
	Bure Equity AB	118,373	2,518
	Nyfosa AB	394,193	2,501
	HMS Networks AB Class B	60,469	2,442
	Granges AB	231,072	2,360
	Lindab International AB	150,053	2,326
	Pandox AB Class B	191,381	2,257
	JM AB	137,379	2,159
	Mips AB	47,185	2,136
	NCC AB Class B	197,526	2,127
	Vitrolife AB	142,805	2,119
	Medicover AB Class B	137,989	2,111
*,1	BioArctic AB Class B	71,677	2,054
	Arjo AB Class B	478,632	2,048
	Instalco AB	507,503	1,997
*	OX2 AB	318,184	1,991
	Atrium Ljungberg AB Class B	98,322	1,928
	AddLife AB Class B	233,398	1,901
	AddNode Group AB Class B	248,639	1,901
	Peab AB Class B	413,011	1,827
	Bufab AB	62,107	1,818
*	Stillfront Group AB	972,059	1,799
	Biotage AB	141,721	1,749
	Beijer Alma AB	94,597	1,731
	Alleima AB	397,793	1,728
*	Sdiptech AB Class B	62,369	1,720
*	Modern Times Group MTG AB Shares B	258,647	1,682
*,3	Truecaller AB Class B	421,522	1,670
*,1	Boozt AB	135,726	1,616
	Bilia AB Class A	152,035	1,598
	Nolato AB Class B	381,849	1,578

		Shares	Market Value ($000)
	Concentric AB	83,047	1,480
	INVISIO AB	69,711	1,451
	Ratos AB Class B	436,117	1,450
	Cibus Nordic Real Estate AB	119,692	1,346
	Troax Group AB	74,226	1,337
[3]	Intrum AB	167,197	1,303
	Dios Fastigheter AB	187,171	1,276
*	Camurus AB	43,447	1,228
	Systemair AB	165,592	1,176
*,1,3	Scandic Hotels Group AB	280,176	1,105
	NP3 Fastigheter AB	63,569	1,067
	Corem Property Group AB Class B	1,498,005	1,010
[3]	Samhallsbyggnadsbolaget i Norden AB	2,287,020	989
*	Embracer Group AB Class B	336,837	967
	SkiStar AB	86,202	936
	MEKO AB	86,889	907
	Platzer Fastigheter Holding AB Class B	116,428	885
	Cloetta AB Class B	471,727	844
	Skandinaviska Enskilda Banken AB Class C	65,822	838
[3]	Svenska Handelsbanken AB Class B	74,793	816
	Clas Ohlson AB Class B	90,670	739
	Fagerhult Group AB	143,577	734
[1]	Resurs Holding AB	298,397	723
*,3	Viaplay Group AB Class B	161,990	703
*,1	Attendo AB	223,141	678
	Investment AB Oresund	63,679	633
	Sagax AB Class D	222,835	560
*	Collector Bank AB	165,924	538
	Telefonaktiebolaget LM Ericsson Class A	82,370	447
	Corem Property Group AB Preference Shares	23,756	427
	Volati AB	40,524	382
*,3	BICO Group AB Class B	91,191	357
*	Nobia AB	259,507	281
*	Cint Group AB	197,184	199
	Samhallsbyggnadsbolaget i Norden AB Class D	386,297	160
	NCC AB Class A	2,341	27
	Husqvarna AB Class A	386	4
			1,286,913
Switzerland (14.4%)
	Nestle SA (Registered)	5,762,141	705,973
	Roche Holding AG	1,495,744	463,758
	Novartis AG (Registered)	4,349,433	455,374
	Cie Financiere Richemont SA Class A (Registered)	1,105,996	178,102
	Zurich Insurance Group AG	320,053	154,745
	UBS Group AG (Registered)	6,503,376	144,303
	ABB Ltd. (Registered)	3,227,354	129,506
	Sika AG (Registered) Class A	313,579	97,598
	Lonza Group AG (Registered)	160,020	92,977
	Alcon Inc.	1,061,408	90,317
	Holcim Ltd.	1,131,368	78,853
	Swiss Re AG	623,244	65,029
	Givaudan SA (Registered)	17,111	57,758
	Partners Group Holding AG	47,595	53,432
	Swiss Life Holding AG (Registered)	65,421	41,598
	Geberit AG (Registered)	71,463	40,555
	Straumann Holding AG (Registered)	229,903	38,043
	Swisscom AG (Registered)	54,703	35,177
	Kuehne & Nagel International AG (Registered)	108,852	34,059

		Shares	Market Value ($000)
	Julius Baer Group Ltd.	454,138	32,165
	SGS SA (Registered)	316,819	30,762
	Sonova Holding AG (Registered)	109,426	30,502
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,296	28,081
	Chocoladefabriken Lindt & Spruengli AG (Registered)	217	26,373
	Logitech International SA (Registered)	343,487	24,284
[1]	VAT Group AG	55,168	23,449
	Schindler Holding AG (XSWX)	87,739	21,304
	Swatch Group AG (Bearer)	65,894	21,089
	Roche Holding AG (Bearer)	61,788	20,487
	SIG Group AG	710,177	18,986
	Swiss Prime Site AG (Registered)	163,300	15,809
	Baloise Holding AG (Registered)	97,020	15,018
	Barry Callebaut AG (Registered)	7,660	14,362
	Adecco Group AG (Registered)	342,440	13,956
	EMS-Chemie Holding AG (Registered)	15,312	12,780
	Georg Fischer AG (Registered)	176,176	12,032
*	Dufry AG (Registered)	226,132	11,684
	PSP Swiss Property AG (Registered)	97,536	11,494
	Temenos AG (Registered)	129,990	11,179
	Helvetia Holding AG (Registered)	75,311	11,145
	Tecan Group AG (Registered)	27,406	10,906
	Belimo Holding AG (Registered)	19,888	10,719
	Schindler Holding AG (Registered)	40,754	9,449
	Flughafen Zurich AG (Registered)	41,008	8,681
[1]	Galenica AG	104,560	8,415
	Clariant AG (Registered)	487,524	7,989
	Siegfried Holding AG (Registered)	8,724	7,708
	BKW AG	38,700	6,925
	Banque Cantonale Vaudoise (Registered)	60,792	6,823
	Bachem Holding AG	67,855	6,268
	Bucher Industries AG (Registered)	13,955	6,219
	DKSH Holding AG	76,659	6,186
	Allreal Holding AG (Registered)	31,419	5,772
	Swatch Group AG (Registered)	93,626	5,622
	Inficon Holding AG (Registered)	4,223	5,414
	Accelleron Industries AG	201,927	5,320
	Softwareone Holding AG	235,246	5,035
	Cembra Money Bank AG	63,441	4,815
*	ams-OSRAM AG	537,592	4,758
*	Meyer Burger Technology AG	7,773,352	4,674
	Landis & Gyr Group AG	53,086	4,609
[3]	Stadler Rail AG	114,207	4,586
	Mobimo Holding AG (Registered)	15,396	4,553
	SFS Group AG	37,591	4,469
	Emmi AG (Registered)	4,558	4,461
	Swissquote Group Holding SA (Registered)	18,762	4,249
	Comet Holding AG (Registered)	15,899	4,183
	Burckhardt Compression Holding AG	6,710	3,954
	Vontobel Holding AG (Registered)	58,548	3,944
	Interroll Holding AG (Registered)	1,188	3,800
	Valiant Holding AG (Registered)	34,120	3,754
	Sulzer AG (Registered)	37,037	3,636
	St Galler Kantonalbank AG (Registered)	6,082	3,478
*	Aryzta AG	1,981,745	3,387
	Huber & Suhner AG (Registered)	37,050	3,200
	dormakaba Holding AG	6,477	3,158
	Kardex Holding AG (Registered)	12,552	3,141

		Shares	Market Value ($000)
	Daetwyler Holding AG	15,790	3,123
	Forbo Holding AG (Registered)	1,958	2,817
	VZ Holding AG	27,218	2,534
	Komax Holding AG (Registered)	10,159	2,497
	LEM Holding SA (Registered)	1,023	2,460
	Ypsomed Holding AG (Registered)	7,388	2,169
	SKAN Group AG	23,663	2,169
	OC Oerlikon Corp. AG (Registered)	394,462	2,145
	EFG International AG	170,783	2,131
*	Dottikon Es Holding AG (Registered)	7,690	2,112
*,3	Idorsia Ltd.	254,512	2,019
*,1	Sensirion Holding AG	22,544	1,976
	Bystronic AG	2,814	1,972
[1]	Medacta Group SA	12,973	1,884
	PIERER Mobility AG	18,837	1,639
	u-blox Holding AG	14,528	1,627
	Intershop Holding AG	2,308	1,593
	Zehnder Group AG	20,962	1,535
	Implenia AG (Registered)	31,342	1,527
	Schweiter Technologies AG	1,982	1,526
[1]	Medmix AG	52,022	1,452
	Vetropack Holding AG (Registered) Class A	27,341	1,378
	Bossard Holding AG (Registered) Class A	5,621	1,314
*	Basilea Pharmaceutica AG (Registered)	26,053	1,313
	ALSO Holding AG (Registered)	5,689	1,302
	Bell Food Group AG (Registered)	4,131	1,221
	Leonteq AG	23,489	1,109
[3]	COSMO Pharmaceuticals NV	21,021	1,080
*,3	DocMorris AG	17,496	1,071
	Arbonia AG	92,155	1,069
*	Autoneum Holding AG	6,055	1,043
*,1	PolyPeptide Group AG	31,834	750
*,1	Montana Aerospace AG	46,179	727
	Rieter Holding AG (Registered)	6,486	721
	TX Group AG	6,209	707
*,1	Medartis Holding AG	6,907	645
	Hiag Immobilien Holding AG	7,265	634
	VP Bank AG Class A	4,892	507
	APG SGA SA	2,162	448
*	Aryzta AG (XSWX)	24,200	41
			3,628,345
United Kingdom (24.3%)
	AstraZeneca plc	3,187,521	457,971
	Shell plc (XLON)	13,563,893	411,091
	HSBC Holdings plc	43,113,782	358,121
	BP plc	37,249,853	231,115
	Diageo plc	4,767,224	208,052
	Glencore plc	26,892,934	163,548
	British American Tobacco plc	4,797,061	161,316
	Rio Tinto plc	2,350,125	155,338
	GSK plc	8,677,834	154,476
	Unilever plc (XLON)	2,837,219	152,452
	Unilever plc	2,568,823	138,274
	RELX plc	4,090,690	137,679
	Reckitt Benckiser Group plc	1,544,818	115,726
	National Grid plc	7,925,718	105,054
	London Stock Exchange Group plc	922,834	100,215
	Compass Group plc	3,759,103	97,803

		Shares	Market Value ($000)
	CRH plc (SGMX)	1,590,730	95,200
	Prudential plc (XLON)	5,939,801	82,482
	Lloyds Banking Group plc	142,194,137	82,152
	Anglo American plc	2,604,886	80,105
	BAE Systems plc	6,577,056	78,655
	Experian plc	1,978,601	76,464
*	Flutter Entertainment plc (XDUB)	380,622	75,756
	Ferguson plc	442,526	71,167
	Ashtead Group plc	942,052	69,697
	Barclays plc	33,452,400	66,380
	3i Group plc	2,057,015	52,189
	Tesco plc	15,610,941	51,705
[3]	SSE plc	2,354,975	50,922
	Haleon plc	11,307,609	48,808
	Standard Chartered plc	5,000,472	48,032
	Imperial Brands plc	1,982,254	46,832
	Vodafone Group plc	47,062,422	44,769
	Rentokil Initial plc	5,442,402	44,378
*	Rolls-Royce Holdings plc	18,033,303	42,759
	Legal & General Group plc	12,775,982	38,288
	NatWest Group plc	11,972,650	37,583
	Shell plc	1,191,185	36,642
	Aviva plc	5,963,767	29,712
	Informa plc	3,043,299	29,611
	Smith & Nephew plc	1,890,179	28,755
	InterContinental Hotels Group plc	369,778	27,329
	Bunzl plc	727,615	26,971
	Sage Group plc	2,209,381	26,576
	Segro plc	2,601,783	25,496
	WPP plc	2,250,993	24,578
	Entain plc	1,365,728	24,326
	Next plc	264,837	23,952
	BT Group plc	15,038,952	23,566
	Halma plc	818,744	23,513
	Burberry Group plc	807,745	23,057
	Croda International plc	300,511	22,753
	Spirax-Sarco Engineering plc	159,078	22,719
	Smurfit Kappa Group plc	563,559	22,456
	Centrica plc	12,178,337	21,582
	Melrose Industries plc (XLON)	2,887,953	19,654
	Whitbread plc	436,318	19,600
	Intertek Group plc	347,263	19,453
	Associated British Foods plc	735,652	19,360
	United Utilities Group plc	1,470,630	18,859
	Mondi plc (XLON)	1,043,130	18,297
	Severn Trent plc	542,004	17,764
	Pearson plc	1,548,699	17,131
	Admiral Group plc	621,370	16,965
	Smiths Group plc	756,485	16,499
	Antofagasta plc	745,439	16,034
[1]	Auto Trader Group plc	1,925,522	15,969
*	Ocado Group plc	1,305,742	15,719
*	Wise plc Class A	1,522,759	15,188
	B&M European Value Retail SA	2,005,978	14,248
	St. James's Place plc	1,161,564	14,021
	J Sainsbury plc	3,732,295	13,289
	Kingfisher plc	4,209,087	13,273
	Land Securities Group plc	1,590,401	13,208

		Shares	Market Value ($000)
	Weir Group plc	558,869	13,162
	Rightmove plc	1,745,129	12,787
	Berkeley Group Holdings plc	228,578	12,745
	Abrdn plc	4,262,501	12,685
	Coca-Cola HBC AG	422,471	12,430
	Barratt Developments plc	2,122,604	12,425
	DCC plc	212,660	12,313
	M&G plc	4,745,334	12,224
	Diploma plc	281,481	11,707
	IMI plc	552,835	11,558
	Dechra Pharmaceuticals plc	237,688	11,331
*	Marks & Spencer Group plc	4,224,690	11,191
	Phoenix Group Holdings plc	1,578,271	11,151
	Taylor Wimpey plc	7,574,513	11,118
	DS Smith plc	2,762,496	10,983
	Intermediate Capital Group plc	602,094	10,867
	JD Sports Fashion plc	5,302,830	10,742
	Howden Joinery Group plc	1,131,680	10,716
	Schroders plc	1,809,080	10,673
	Games Workshop Group plc	70,609	10,556
	RS Group plc	1,029,471	10,370
	Persimmon plc	683,979	10,169
	Spectris plc	224,931	10,151
	Beazley plc	1,427,184	10,055
	Hiscox Ltd.	722,867	10,006
	Endeavour Mining plc	394,212	9,499
[1]	ConvaTec Group plc	3,510,538	9,405
	Hikma Pharmaceuticals plc	348,214	9,351
	UNITE Group plc	738,288	9,218
	Johnson Matthey plc	389,848	9,016
	Hargreaves Lansdown plc	815,875	8,927
	British Land Co. plc	1,997,046	8,666
	Inchcape plc	807,063	8,488
	Investec plc	1,334,550	8,381
	Tate & Lyle plc	864,451	8,284
*	TUI AG	960,865	7,784
	Man Group plc	2,531,217	7,760
	Greggs plc	217,757	7,722
	Bellway plc	266,549	7,580
	Vistry Group plc	744,632	7,553
	ITV plc	8,064,259	7,489
	IG Group Holdings plc	817,791	7,431
	Rotork plc	1,847,154	7,317
	Tritax Big Box REIT plc	4,053,612	7,188
	Drax Group plc	865,124	6,717
	Derwent London plc	239,315	6,503
	Britvic plc	554,639	6,156
*	Indivior plc	269,710	6,074
	Virgin Money UK plc	2,535,313	5,751
	Direct Line Insurance Group plc	2,823,401	5,452
	Balfour Beatty plc	1,213,853	5,451
*	SSP Group plc	1,681,897	5,430
*	Carnival plc	314,834	5,340
	Safestore Holdings plc	468,596	5,327
*	International Consolidated Airlines Group SA	2,396,660	5,270
	Softcat plc	267,352	5,151
	WH Smith plc	268,378	5,145
	Travis Perkins plc	458,621	5,130

		Shares	Market Value ($000)
	Pennon Group plc	562,425	5,079
	Harbour Energy plc	1,471,892	5,039
	Grainger plc	1,553,642	5,021
	Big Yellow Group plc	364,060	5,010
	Pets at Home Group plc	996,231	5,006
	Cranswick plc	115,611	4,960
*	International Distributions Services plc	1,436,535	4,907
*,1	Watches of Switzerland Group plc	501,178	4,863
*,1	Deliveroo plc Class A	2,854,060	4,813
	LondonMetric Property plc	2,027,165	4,809
	Grafton Group plc	425,003	4,780
*,1	Network International Holdings plc	961,958	4,773
	Serco Group plc	2,383,169	4,749
*	Playtech plc	659,038	4,741
	Hays plc	3,424,494	4,712
*	easyJet plc	804,916	4,675
*	Oxford Nanopore Technologies plc	1,378,381	4,655
*	Dowlais Group plc	2,913,991	4,611
	QinetiQ Group plc	1,112,733	4,607
	Shaftesbury Capital plc	2,928,447	4,502
	Genus plc	141,118	4,464
	Energean plc	295,150	4,392
	OSB Group plc	907,254	4,288
*	Darktrace plc	875,460	4,152
	Lancashire Holdings Ltd.	522,014	3,995
	Moneysupermarket.com Group plc	1,127,051	3,972
	LXI REIT plc	3,222,378	3,938
	Computacenter plc	139,421	3,933
	Redrow plc	580,717	3,861
	Pagegroup plc	669,870	3,836
	Close Brothers Group plc	322,029	3,811
	Mitie Group plc	2,898,184	3,781
	Assura plc	6,201,031	3,771
	Victrex plc	187,044	3,714
	Renishaw plc	72,760	3,646
	Dunelm Group plc	246,652	3,645
	Plus500 Ltd.	188,473	3,642
	Bodycote plc	407,887	3,621
	Domino's Pizza Group plc	807,113	3,599
	Savills plc	286,267	3,575
	Oxford Instruments plc	115,811	3,568
[1]	Airtel Africa plc	2,349,038	3,512
	Hill & Smith plc	172,862	3,502
	TP ICAP Group plc	1,706,041	3,482
	TBC Bank Group plc	107,163	3,425
	4imprint Group plc	59,993	3,418
	Primary Health Properties plc	2,808,914	3,412
	Kainos Group plc	200,918	3,381
*,1	Trainline plc	999,370	3,377
	Paragon Banking Group plc	481,943	3,271
	Bank of Georgia Group plc	77,120	3,224
	Telecom Plus plc	148,498	3,170
	Fresnillo plc	394,834	3,129
*	IWG plc	1,577,820	3,097
	Centamin plc	2,472,850	3,053
	Coats Group plc	3,385,822	3,044
	Rathbones Group plc	128,013	2,962
[1]	Quilter plc	2,944,089	2,955

		Shares	Market Value ($000)
*	Frasers Group plc	282,621	2,946
	Firstgroup plc	1,559,669	2,921
	Spirent Communications plc	1,307,418	2,842
[3]	Hammerson plc	8,302,023	2,837
	Bytes Technology Group plc (XLON)	427,271	2,834
*	THG plc Class B	2,096,846	2,775
*	John Wood Group plc	1,452,470	2,761
	Future plc	256,718	2,757
*,1	Aston Martin Lagonda Global Holdings plc	541,467	2,752
	Supermarket Income REIT plc	2,712,526	2,655
	AJ Bell plc	626,947	2,647
*	Babcock International Group plc	541,990	2,609
	Ashmore Group plc	982,300	2,605
	Sirius Real Estate Ltd.	2,451,683	2,605
	Vesuvius plc	456,502	2,585
[1]	JTC plc	279,565	2,581
	Great Portland Estates plc	464,705	2,550
*	Ascential plc	916,938	2,464
	Diversified Energy Co. plc	2,005,544	2,443
	Dr. Martens plc	1,215,048	2,377
	Just Group plc	2,243,390	2,370
	Rhi Magnesita NV	61,285	2,355
	Morgan Sindall Group plc	91,819	2,252
	Premier Foods plc	1,382,920	2,246
	Chemring Group plc	613,516	2,238
	Redde Northgate plc	489,149	2,162
	Morgan Advanced Materials plc	608,262	2,134
	Volution Group plc	407,355	2,100
	Genuit Group plc	513,395	2,064
	Workspace Group plc	307,946	1,962
	Senior plc	906,145	1,942
	IntegraFin Holdings plc	616,886	1,939
	Clarkson plc	52,794	1,889
*	Helios Towers plc	1,630,025	1,888
*	Auction Technology Group plc	190,682	1,737
*	Elementis plc	1,218,835	1,729
*	J D Wetherspoon plc	198,296	1,722
[1]	Spire Healthcare Group plc	617,997	1,709
	Marshalls plc	490,493	1,690
	Keller Group plc	151,775	1,667
*	PureTech Health plc	566,641	1,626
*	Mitchells & Butlers plc	550,852	1,624
	IP Group plc	2,081,113	1,596
*	S4 Capital plc	1,175,226	1,591
	Ninety One plc	717,374	1,588
[1]	Ibstock plc	803,553	1,551
	C&C Group plc	857,965	1,520
	Crest Nicholson Holdings plc	542,034	1,486
	Currys plc	2,096,013	1,438
	Hilton Food Group plc	170,393	1,415
	Essentra plc	663,982	1,385
	Mobico Group plc	1,143,457	1,371
*	Moonpig Group plc	588,985	1,355
[1]	Petershill Partners plc	622,044	1,352
	Jupiter Fund Management plc	898,257	1,319
	FDM Group Holdings plc	187,133	1,314
	Halfords Group plc	458,575	1,301
[1]	Bridgepoint Group plc (Registered)	533,986	1,296

		Shares	Market Value ($000)
*	Capita plc	3,542,477	1,256
*	Alphawave IP Group plc	586,965	1,216
*	Greencore Group plc	1,073,191	1,208
[1]	TI Fluid Systems plc	674,791	1,161
	AG Barr plc	188,257	1,139
*,3	AO World plc	933,808	1,138
*	888 Holdings plc	809,054	1,122
	UK Commercial Property REIT Ltd.	1,665,684	1,120
	Liontrust Asset Management plc	132,681	1,101
*	Molten Ventures plc	324,778	1,097
*	Tullow Oil plc	2,457,971	1,089
	Balanced Commercial Property Trust Ltd.	1,188,645	1,059
*	Oxford Biomedica plc	185,777	1,053
	PZ Cussons plc Class A	493,066	1,050
	XP Power Ltd.	39,703	1,041
	Picton Property Income Ltd.	1,140,184	1,034
	Wickes Group plc	550,967	966
*,3	Petrofac Ltd.	935,522	944
	Vanquis Banking Group plc	551,192	890
*	Synthomer plc	743,209	796
*,1	Trustpilot Group plc	692,444	776
*,3	ASOS plc	140,442	759
	NCC Group plc	603,097	747
[2]	Home REIT plc	1,529,958	747
	Helical plc	211,123	728
	Capricorn Energy plc	319,770	727
*	Ferrexpo plc	604,038	712
	CLS Holdings plc	387,094	695
	Avon Protection plc	64,124	675
	Hochschild Mining plc	654,526	649
*	SIG plc	1,469,230	547
*	Rank Group plc Class B	434,958	512
	Ithaca Energy plc	222,970	505
[1]	CMC Markets plc	228,152	411
[1,3]	Bakkavor Group plc	317,066	409
*,2	Evraz plc	1,326,266	—
*,2	NMC Health plc	157,105	—
*,1,2	Finablr plc	304,209	—
*,2	Carillion plc	1,000,411	—
			6,114,228
United States (0.0%)
	Gen Digital Inc.	45	1
Total Common Stocks (Cost $26,225,355)			24,996,503

		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 5.274% (Cost $166,972)	1,670,146	166,981
Total Investments (99.9%) (Cost $26,392,327)			25,163,484
Other Assets and Liabilities—Net (0.1%)			37,799
Net Assets (100%)			25,201,283
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $743,888,000, representing 3.0% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $116,627,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $125,480,000 was received for securities on loan.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2023	183	9,046	199
FTSE 100 Index	September 2023	75	7,401	255
MSCI Europe Index	September 2023	5,840	195,490	3,260
				3,714

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	9/20/23	EUR	100,945	USD	109,289	1,980	—
BNP Paribas	9/20/23	EUR	80,470	USD	86,742	1,958	—
Toronto-Dominion Bank	9/20/23	EUR	54,131	USD	59,074	594	—
State Street Bank & Trust Co.	9/20/23	EUR	7,598	USD	8,557	—	(182)
Bank of America, N.A.	9/20/23	EUR	6,749	USD	7,398	42	—
State Street Bank & Trust Co.	9/20/23	GBP	29,661	USD	37,430	643	—
Morgan Stanley Capital Services Inc.	9/20/23	GBP	7,552	USD	9,663	31	—
BNP Paribas	9/20/23	GBP	6,168	USD	7,927	—	(9)
State Street Bank & Trust Co.	9/20/23	USD	44,557	CHF	40,017	—	(1,586)
UBS AG	9/20/23	USD	44,517	CHF	40,017	—	(1,626)
Bank of America, N.A.	9/20/23	USD	10,500	DKK	72,787	—	(273)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/20/23	USD	54,896	EUR	49,964	—	(179)
State Street Bank & Trust Co.	9/20/23	USD	23,758	EUR	21,605	—	(57)
State Street Bank & Trust Co.	9/20/23	USD	19,678	EUR	17,626	249	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	8,841	EUR	8,073	—	(58)
Morgan Stanley Capital Services Inc.	9/20/23	USD	7,152	EUR	6,502	—	(15)
BNP Paribas	9/20/23	USD	38,692	GBP	30,146	—	(4)
Bank of America, N.A.	9/20/23	USD	26,415	GBP	21,198	—	(795)
State Street Bank & Trust Co.	9/20/23	USD	3,756	NOK	41,679	—	(363)
State Street Bank & Trust Co.	9/20/23	USD	8,974	SEK	97,350	—	(298)
						5,497	(5,445)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,268,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	24,995,240	1,263	24,996,503
Temporary Cash Investments	166,981	—	—	166,981
Total	166,981	24,995,240	1,263	25,163,484
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,714	—	—	3,714
Forward Currency Contracts	—	5,497	—	5,497
Total	3,714	5,497	—	9,211
Liabilities
Forward Currency Contracts	—	5,445	—	5,445
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.